10-Q SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2021	Sep. 07, 2021	Jul. 23, 2021
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ (251,921,243)		$ (245,542,688)	$ (220,959,068)
Net income (loss) attributable to Comstock Mining Inc.	(6,378,555)	$ 8,188,231	(24,583,620)	14,931,970
Increase in cash, cash equivalents and restricted cash	(3,663,181)	$ 7,862,865	3,480,244	1,416,087
Cash and cash equivalents	$ 2,249,007		$ 5,912,188	$ 2,431,944
LINICO Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired	90.00%		90.00%		90.00%
Plain Sight Innovations Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired	100.00%		100.00%			100.00%
Renewable Process Solutions, Inc.
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired	100.00%		100.00%
MANA Corporation
Property, Plant and Equipment [Line Items]
Percentage of voting interests acquired	100.00%		100.00%				100.00%
LINICO Corporation
Property, Plant and Equipment [Line Items]
Ownership interest percentage			100.00%
Quantum Generative Materials LLC
Property, Plant and Equipment [Line Items]
Ownership interest percentage	48.19%		48.19%	0.00%